PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		Rp 153,174	Rp 142,912
Ending balance	$ 11,326	159,123	153,174
Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		301,290	280,444
Business acquisition			796
Additions		29,279	36,485
Deductions		7,488	7,135
Reclassifications/Translations		4,169	(9,300)
Ending balance		318,912	301,290
Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(148,116)	(137,532)
Additions		21,943	20,849
Deductions		(7,168)	(5,969)
Reclassifications/Translations		(3,102)	4,296
Ending balance		(159,789)	(148,116)
Land rights | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance			1,626
Reclassifications/Translations			(1,626)
Land rights | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance			(335)
Reclassifications/Translations			335
Buildings | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		14,062	11,833
Business acquisition			12
Additions		201	779
Deductions			4
Reclassifications/Translations		(1,874)	1,442
Ending balance		16,137	14,062
Buildings | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(4,113)	(3,405)
Additions		739	726
Deductions			(4)
Reclassifications/Translations		20	14
Ending balance		(4,872)	(4,113)
Leasehold improvements | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,549	1,375
Additions		31	37
Deductions		192	58
Reclassifications/Translations		(22)	195
Ending balance		1,410	1,549
Leasehold improvements | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,091)	(949)
Additions		158	198
Deductions		(188)	(56)
Ending balance		(1,061)	(1,091)
Switching equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		17,368	15,340
Additions		956	1,228
Deductions		1,921	61
Reclassifications/Translations		(1,103)	861
Ending balance		17,506	17,368
Switching equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(11,996)	(10,594)
Additions		1,569	1,488
Deductions		(1,921)	(45)
Reclassifications/Translations		(23)	41
Ending balance		(11,621)	(11,996)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		2,258	1,586
Additions		429	675
Reclassifications/Translations		675	(3)
Ending balance		2,012	2,258
Telegraph, telex and data communication equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,580)	(1,320)
Additions			260
Reclassifications/Translations		2
Ending balance		(1,582)	(1,580)
Transmission installation and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		151,752	147,013
Business acquisition			686
Additions		1,050	6,768
Deductions		3,825	6,240
Reclassifications/Translations		(10,219)	3,525
Ending balance		159,196	151,752
Transmission installation and equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(79,996)	(77,491)
Additions		11,463	11,059
Deductions		(3,545)	(5,260)
Reclassifications/Translations		77	3,294
Ending balance		(87,991)	(79,996)
Satellite, earth station and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		12,344	11,972
Additions		236	108
Deductions		2	11
Reclassifications/Translations		2,155	275
Ending balance		10,423	12,344
Satellite, earth station and equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(5,809)	(5,005)
Additions		900	818
Deductions		(1)	(10)
Reclassifications/Translations		(2,296)	4
Ending balance		(4,412)	(5,809)
Cable network | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		54,423	45,650
Additions		8,280	8,197
Deductions		68	113
Reclassifications/Translations		1,839	689
Ending balance		60,796	54,423
Cable network | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(14,237)	(12,382)
Additions		2,509	2,349
Deductions		(66)	(102)
Reclassifications/Translations		(702)	392
Ending balance		(15,978)	(14,237)
Power supply | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		20,114	17,989
Additions		45	793
Deductions		311	253
Reclassifications/Translations		(1,140)	1,585
Ending balance		20,988	20,114
Power supply | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(13,597)	(12,389)
Additions		1,512	1,454
Deductions		(309)	(239)
Reclassifications/Translations		(43)	7
Ending balance		(14,757)	(13,597)
Data processing equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		16,409	14,266
Business acquisition			10
Additions		3	709
Deductions		703	107
Reclassifications/Translations		(1,954)	1,531
Ending balance		17,663	16,409
Data processing equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(11,977)	(10,748)
Additions		1,522	1,304
Deductions		(708)	(61)
Reclassifications/Translations		(11)	14
Ending balance		(12,780)	(11,977)
Other telecommunication peripherals | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		5,340	3,425
Additions		2,157	1,904
Reclassifications/Translations		(16)	11
Ending balance		7,513	5,340
Other telecommunication peripherals | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,766)	(1,030)
Additions		1,120	737
Reclassifications/Translations		(1)	1
Ending balance		(2,885)	(1,766)
Office equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		2,361	2,158
Business acquisition			7
Additions		216	208
Deductions		354	101
Reclassifications/Translations		98	89
Ending balance		2,125	2,361
Office equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,678)	(1,382)
Additions		375	383
Deductions		(360)	(55)
Reclassifications/Translations		(119)	32
Ending balance		(1,574)	(1,678)
Vehicles | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		568	1,219
Additions		48	99
Deductions		104	167
Reclassifications/Translations		(39)	(583)
Ending balance		551	568
Vehicles | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(210)	(407)
Additions		74	72
Deductions		(70)	(137)
Reclassifications/Translations		15	132
Ending balance		(229)	(210)
CPE assets | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance			22
Reclassifications/Translations			(22)
CPE assets | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance			(20)
Reclassifications/Translations			20
Others (each below Rp75 billion) | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		123	94
Additions		17	57
Reclassifications/Translations		72	(28)
Ending balance		68	123
Others (each below Rp75 billion) | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(66)	(75)
Additions		2	1
Reclassifications/Translations		(21)	10
Ending balance		(47)	(66)
Property under construction | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		2,619	4,876
Business acquisition			81
Additions		15,610	14,923
Deductions		8	20
Reclassifications/Translations		15,697	(17,241)
Ending balance		Rp 2,524	Rp 2,619